FINANCE LEASE RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
FINANCE LEASE RECEIVABLE
Schedule of finance lease receivables

	December 31,	December 31,	December 31,
	2020	2019	2018
Current	$95,849	$86,764	$—
Non-current	42,841	138,690	—
	$138,690	$225,454	$—

Schedule of maturity analysis of the undiscounted finance lease receivables

The following is a detailed maturity analysis of the undiscounted finance lease receivables as at December 31, 2020:

Total
Less than 1 year	$105,404
1-2 years	43,918
Total undiscounted finance lease receivables	$149,322